Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepayment of advertising fees	$ 32,206	$ 10,105
Advances to suppliers	1,529,912	1,018,164
VAT refund receivable	190,790	222,847
Interest receivable	21,205	24,908
Prepayment of office rental	84,740	47,845
Advances to employees	556,554	397,885
Advances to consulting service fees	929	153,444
Consideration receivable	78,097	77,749
Other current assets	680,848	459,994
Total	$ 3,175,281	$ 2,412,941